Opus Small Cap Value ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 96.1%
		Basic Materials - 5.0%
27,403		Ashland, Inc.	$2,994,326
19,467		Reliance Steel & Aluminum Company	4,427,769
129,789		Valvoline, Inc.	4,758,065
			12,180,160
		Consumer, Cyclical - 13.2%
43,129		Boyd Gaming Corporation	2,687,368
17,877		Casey’s General Stores, Inc.	4,217,363
18,117		Churchill Downs, Inc.	4,494,828
24,914		Columbia Sportswear Company	2,389,253
97,920		KB Home	3,765,024
23,430		Marriott Vacations Worldwide Corporation	3,749,737
7,446		Pool Corporation	2,871,252
37,464		RCI Hospitality Holdings, Inc.	3,401,356
45,512		Texas Roadhouse, Inc.	4,570,770
			32,146,951
		Consumer, Non-cyclical - 11.9%
30,084		Booz Allen Hamilton Holding Corporation	2,847,150
11,249		Chemed Corporation	5,682,320
45,159		Encompass Health Corporation	2,820,180
57,052		Ensign Group, Inc.	5,320,099
63,380		EVERTEC, Inc.	2,341,257
44,555		ICF International, Inc.	4,553,076
54,556		Kforce, Inc.	3,062,228
69,068		SpartanNash Company	2,188,074
			28,814,384
		Energy - 10.2%
122,257		Atlantica Sustainable Infrastructure plc	3,352,287
24,083		Chord Energy Corporation	3,451,816
26,640		Civitas Resources, Inc.	1,772,892
83,963		Helmerich & Payne, Inc.	4,067,168
246,350		Kimbell Royalty Partners LP	4,013,041
106,308		Sitio Royalties Corporation - Class A	2,824,604
163,128		Viper Energy Partners LP	5,179,314
			24,661,122
		Financial - 30.6% (a)
27,447		Agree Realty Corporation	2,048,370
36,507		Community Healthcare Trust, Inc.	1,565,420
168,430		Compass Diversified Holdings	3,759,358
19,872		EastGroup Properties, Inc.	3,343,464
73,835		Enterprise Financial Services Corporation	3,936,882
110,122		Essential Properties Realty Trust, Inc.	2,805,909
61,309		Four Corners Property Trust, Inc.	1,763,247
77,921		German American Bancorp, Inc.	3,001,517
131,337		Global Medical REIT, Inc.	1,474,915
31,897		Hanover Insurance Group, Inc.	4,292,698
17,022		Hingham Institution for Savings	4,976,211
107,766		Home BancShares, Inc.	2,572,374
133,511		Ladder Capital Corporation	1,495,323
46,902		Lakeland Financial Corporation	3,316,440
34,941		National Storage Affiliates Trust	1,425,593
37,659		NexPoint Residential Trust, Inc.	1,901,780
178,015		Old Second Bancorp, Inc.	3,024,475
88,569		Pacific Premier Bancorp, Inc.	2,864,321
52,760		Preferred Bank	3,752,819
14,541		Primerica, Inc.	2,352,007
130,076		Seacoast Banking Corporation of Florida	4,176,740
56,023		Stock Yards Bancorp, Inc.	3,359,139
100,810		UMH Properties, Inc.	1,806,515
63,756		Washington Trust Bancorp, Inc.	2,726,844
143,646		West BanCorp, Inc.	3,145,847
45,348		Western Alliance Bancorp	3,417,879
			74,306,087
		Industrial - 19.5%
22,597		AptarGroup, Inc.	2,613,117
47,116		Arcosa, Inc.	2,792,565
23,298		Comfort Systems USA, Inc.	2,819,990
26,563		Encore Wire Corporation	4,288,065
42,999		Forward Air Corporation	4,637,442
34,077		Graco, Inc.	2,328,141
31,003		Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,264,769
16,576		Hubbell, Inc.	3,794,412
14,808		Kadant, Inc.	3,017,426
25,537		Landstar System, Inc.	4,413,560
24,106		Lincoln Electric Holdings, Inc.	4,022,568
27,016		Owens Corning	2,611,097
26,998		Tetra Tech, Inc.	4,198,729
36,895		UFP Industries, Inc.	3,451,527
			47,253,408
		Technology - 1.8%
24,217		Entegris, Inc.	1,954,554
147,774		Magic Software Enterprises, Ltd.	2,402,805
			4,357,359
		Utilities - 3.9%
64,363		California Water Service Group	3,937,085
57,690		New Jersey Resources Corporation	2,879,885
40,776		Otter Tail Corporation	2,615,780
			9,432,750
		TOTAL COMMON STOCKS (Cost $210,683,029)	233,152,221

		SHORT-TERM INVESTMENTS - 3.9%
9,570,009		First American Treasury Obligations Fund - Class X, 4.24% (b)	9,570,009
		TOTAL SHORT-TERM INVESTMENTS (Cost $9,570,009)	9,570,009

		Total Investments (Cost $220,253,038) - 100.0%	242,722,230
		Liabilities in Excess of Other Assets - (0.0)% (c)	(22,643)
		NET ASSETS - 100.0%	$242,699,587

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(b)	Rate shown is the annualized seven-day yield as of January 31, 2023.
	(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$233,152,221	$-	$-	$233,152,221
Short-Term Investments	9,570,009	-	-	9,570,009
Total Investments in Securities	$242,722,230	$-	$-	$242,722,230

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.